Fees Summary	Apr. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	0.00
Total Fee Amount	45,930.00
Total Offset Amount	0.00
Net Fee	45,930.00
Narrative - Max Aggregate Offering Price	$ 300,000,000
Final Prospectus	true